Real Estate - Future Minimum Lease Payments, Noncancelable Ground Leases (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Other Commitments [Line Items]
2020	$ 13,815
2021	13,586
2022	12,952
2023	12,330
2024 and thereafter	115,294
Total	182,106
Noncancelable operating ground leases assumed in connection with business combinations
Other Commitments [Line Items]
2019	5,149
2020	5,217
2021	5,386
2022	5,776
2023	5,720
2024 and thereafter	87,150
Total	$ 114,398